PREFERRED STOCK (Details) - USD ($)		1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended				15 Months Ended	24 Months Ended
	Jul. 21, 2014	Jun. 30, 2015	May. 31, 2015	Mar. 31, 2015	Apr. 30, 2008	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010	Dec. 31, 2010
PREFERRED STOCK (Details) [Line Items]
Preferred Stock, Accretion of Redemption Discount						$ 18,375	$ 26,466	$ 52,500	$ 51,514	$ 71,307	$ 0
Sale of Stock, Price Per Share (in Dollars per share)		$ 9.50
Stock Issued During Period, Shares, New Issues (in Shares)		338	1,000					68,519
Class of Warrant or Rights, Granted (in Shares)	6,000			800				285,388		245,139	14,157
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 19.00	$ 10.00
Warrants, Fair Value of Warrants, Granted								$ 107,599	0	$ 0	$ 0
Dividends, Preferred Stock, Paid-in-kind								$ 26,034	27,020	27,020	105,000
Series B Preferred Stock [Member]
PREFERRED STOCK (Details) [Line Items]
Preferred Stock, Dividend Rate, Percentage								7.00%
Convertible Preferred Stock, Terms of Conversion								convertible into 40 shares of common stock per share, subject to adjustment for issuances by the Company of common stock at less than $5.00 per share							convertible into a total of 300,000 shares of the Company’s common stock
Preferred Stock, Election Rights								right to elect one member of the Company’s Board of Directors
Dividends, Preferred Stock								$ 78,534	78,534	105,000	105,000
Preferred Stock, Accretion of Redemption Discount								51,514	27,020	77,980
Dividends Payable						$ 27,020	$ 51,514	$ 27,020	$ 51,514	546,863	$ 441,863
Proceeds from Issuance of Private Placement												$ 50,000	$ 1,450,000
Preferred Stock, Unit Description															eight warrants to purchase one share of common stock for every share of Series B Preferred Stock purchased
Sale of Stock, Price Per Share (in Dollars per share)												$ 4.00			$ 4.00
Stock Issued During Period, Shares, New Issues (in Shares)															375,000
Class of Warrant or Rights, Granted (in Shares)											60,000				60,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)						$ 10.00		$ 10.00				$ 10.00			$ 10.00
Warrants, Expiration Date															Oct. 14, 2013
Warrant, Renewal Term											4 years
Warrants, Fair Value of Warrants, Granted											$ 120,000
Preferred Stock, Dividend Payment Terms														The Series B Preferred Stock (i) accrues dividends at a rate of 7.0% per annum, payable in preference to the common stock or any other capital stock of the Company, (ii) has a preference in liquidation, or deemed liquidation, to receive the initial investment in the Series B Preferred Stock, plus accrued and unpaid dividends, (iii) is convertible into 40 shares of the Company’s common stock, subject to adjustments for issuances by the Company of common stock at less than $5.00 per share, and (iv) has the right to elect one member of the Company’s Board of Directors.
Dividends, Preferred Stock, Paid-in-kind										$ 27,070
Series A Preferred Stock [Member]
PREFERRED STOCK (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions (in Shares)					100,000
Noncash or Part Noncash Acquisition, Interest Acquired					100.00%
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)					1
Preferred Stock, Voting Rights					voting rights of 750 votes per share